Merger (Merger, Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Merger [Abstract]
Net interest income after loan loss provision	$ 17,731	$ 17,089
Noninterest income	4,841	4,745
Noninterest expense	17,124	18,358
Net income	$ 4,862	$ 3,353
Net income per common share	$ 1.01	$ 0.70